SHARE-BASED COMPENSATION (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2013
Stock Options
SHARE-BASED COMPENSATION
Share options granted (in shares)	965,000	1,063,293	5,296,204
Equity Incentive Plan | Ordinary Shares | Maximum
SHARE-BASED COMPENSATION
Number of shares authorized for issuance under share-based payment arrangement				1,287,500
Equity Incentive Plan | Ordinary Shares | Board of Directors
SHARE-BASED COMPENSATION
Number of shares authorized for issuance under share-based payment arrangement				16,943,190